SHARE-BASED COMPENSATION (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of Expense Recognized in Financial Statements
	Six months ended June 30,
	2026	2025
	Unaudited

Share-based compensation - Attributable to equity holders of the Company	$101	$204
Share-based compensation - Attributable to non-controlling interests (*)	(18)	332

	$83	$536

Schedule of Number of Share Options
	2026		2025
	Number of options	Weighted average exercise prices ($)	Number of options	Weighted average exercise prices ($)

Outstanding on January 1,	656,650	9.40	594,088	18.72
Granted	295,250	0.95	213,500	1.70
Exercised	-	-	-	-
Forfeited/Expired	(86,725)	9.71	(71,986)	45.90

Outstanding on June 30,	865,175	5.84	735,602	12.30

Exercisable at June 30,	330,500	13.03	323,683	24.70

Schedule of Number of Restricted Stock Units (RSU)
	2026		2025
	Number of RSUs	Weighted average grant date fair value	Number of RSUs	Weighted average grant date fair value

Outstanding on January 1,	5,662	7.57	19,806	11.87
Granted	-	-	-	-
Vested	(1,648)	8.09	(4,991)	15.70
Forfeited	(1,313)	7.75	(2,135)	12.00

Outstanding on June 30,	2,701	8.11	12,680	10.40

Schedule of Compensation Cost of Equity-Based Awards
	Six months ended June 30,
	2026	2025
	Unaudited

Cost of revenues	$-	$22
Research and development, net	3	140
Sales and marketing	28	72
General and administrative	62	211
Loss from discontinued operations, net	(10)	91

	$83	$536

Employees Consultants and Directors [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of Assumptions Used to Value Options
	2026	2025

Dividend yield (%)	-	-
Expected volatility of the share prices (%)	60	55
Risk-free interest rate (%)	3.75	4.46
Suboptimal factor	1.8-2	1.8-2
Post-vesting forfeiture rate (%)	5-20	5-20

Subsidiaries’ options granted to employees, directors and consultants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of Assumptions Used to Value Options
2025

Dividend yield (%)	-
Expected volatility of the share prices (%)	76
Risk-free interest rate (%)	4.29
Suboptimal factor	2.0
Post-vesting forfeiture rate (%)	8-10

Schedule of Number of Restricted Stock Units (RSU)
	2026		2025
	Number of options	Weighted average exercise prices ($)	Number of options	Weighted average exercise prices ($)

Outstanding on January 1,	337,051	1.29	1,718,194	2.06
Granted	-	-	16,500	1.00
Exercised	-	-	-	-
Forfeited/Expired	(136,771)	1.27	(63,103)	2.65

Outstanding on June 30,	200,280	1.31	1,671,591	1.57

Exercisable on June 30,	141,468	1.38	1,168,344	1.88